Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (158,821)
Net current-period other comprehensive (losses) income	(60,066)		(10,411)		(50,244)
Balance at end of period	(218,735)		(158,821)
Accumulated Other Comprehensive Income (Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(158,821)		(148,389)		(98,664)
Other comprehensive losses before reclassifications	(60,132)		(12,320)		(50,176)
Net losses reclassified from accumulated other comprehensive losses to net income	218	[1]	1,888	[2]	451	[3]
Net current-period other comprehensive (losses) income	(59,914)		(10,432)		(49,725)
Balance at end of period	(218,735)		(158,821)		(148,389)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(156,467)		(148,342)		(98,035)
Other comprehensive losses before reclassifications	(60,669)		(8,125)		(50,307)
Net current-period other comprehensive (losses) income	(60,669)		(8,125)		(50,307)
Balance at end of period	(217,136)		(156,467)		(148,342)
Unrealized Results On Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,141)		(47)		(629)
Other comprehensive losses before reclassifications	537		(4,195)		131
Net losses reclassified from accumulated other comprehensive losses to net income	(164)	[1]	3,101	[2]	451	[3]
Net current-period other comprehensive (losses) income	373		(1,094)		582
Balance at end of period	(768)		(1,141)		(47)
Unrecognized Prior Service Cost Of Post-employment benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,213)
Other comprehensive losses before reclassifications			(1,213)
Net losses reclassified from accumulated other comprehensive losses to net income	382	[1]	1,213
Net current-period other comprehensive (losses) income	382		(1,213)
Balance at end of period	$ (831)		$ (1,213)

[1]	The net gains reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $164 are disclosed in the consolidated statement of income as follows: a $628 gain within “Food and paper”; a $921 loss within “Foreign currency exchange results” and a $457 gain within “Net interest expense”. The net losses reclassified from “Accumulated other comprehensive losses” to net income related to post-employment benefits amounting to $382 are disclosed in the consolidated statement of income as follows: $397 within “Payroll and employee benefits”; $82 within “General and administrative expense”; $75 within “Other operating expense, net” and a $25 in accrued payroll and other liabilities. These charges are disclosed net of a gain of $197 gain in “Income tax expense”.
[2]	The net losses reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $3,101 are disclosed in the consolidated statement of income as follows: a $949 loss within “Food and paper”; a $3,314 loss within “Foreign currency exchange results” and a $1,162 gain within “Net interest expense”. The net gains reclassified from “Accumulated other comprehensive losses” to net income related to post-employment benefits amounting to $1,213 are disclosed in the consolidated statement of income as follows: $399 within “Payroll and employee benefits”; $88 within “General and administrative expense” and $1,350 within “Other operating expense, net”. These charges are disclosed net of a gain of $624 of “income taxes expense”.
[3]	The net losses reclassified from “Accumulated other comprehensive losses” to net income related to cash flow hedges amounting to $451 are disclosed in the consolidated statement of income within “Food and paper”.